Intangible assets and goodwill	12 Months Ended
Jun. 30, 2026
Intangible assets and goodwill
Intangible assets and goodwill

14.    Intangible assets and goodwill

LuxExperience Group’s intangible assets and goodwill consist of the following:

	Year Ended June 30,
(in € thousands)	2025	2026
Intangible assets with finite life
Software and license	1,938	1,312
Development cost under construction	315	—
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
	156,731	155,790

Intangible assets with a finite useful life

LuxExperience Group has intangible assets with a finite useful life, consisting of licenses and software. Amortization expense of the intangible assets is entirely classified within depreciation, amortization and impairment losses in the consolidated statements of profit or loss and comprehensive income or loss.

The following table presents the changes in LuxExperience Group’s finite-lived intangible assets during fiscal year 2025 and fiscal year 2026:

	Year ended June 30,
(in € thousands)	2025	2026
Cost
Beginning of fiscal year	5,324	7,811
Additions	1,197	1,576
Disposals	(283)	(5,001)
Additions through business combination	1,605	—
Currency translation	(32)	(798)
End of fiscal year	7,811	3,588

Accumulated depreciation and impairment
Beginning of fiscal year	4,850	5,557
Amortization charge for the year	707	895
Disposals	—	(3,377)
Currency translation	—	(799)
End of fiscal year	5,557	2,276
Carrying amount at end of year	2,253	1,312

Indefinite-lived intangible assets - Trademark

LuxExperience Group’s Mytheresa and THERESA trademarks represent indefinite-lived intangible assets. LuxExperience Group assessed the trademarks for potential impairment during the fourth quarter of each fiscal year and determined that no impairment occurred. The recoverable amount of the trademarks was based on fair value less costs of disposal, estimated using discounted cash flows. The fair value measurement was categorized as Level 3 based on the inputs used in the valuation technique.

When assessing the trademarks for potential impairment, the fair value of the trademarks was determined using the relief from royalty method. Under this approach, management estimated future cash flows based on internal projections considering LuxExperience Group’s historical performance and forecasted growth, including an assumed terminal revenue growth rate of 2.0% p.a. (2025: 2.0%) following the five-year planning period, an assumed royalty rate of 2.0% (2025: 2.0%), and discount rates of 9.1% (2025:9.4%) for the Mytheresa trademark and 10.4% (2025: 10.4%) for the THERESA trademark.

The discount rates used were trademark-specific post-tax discount rates. The discount rate applied to the Mytheresa trademark is consistent with the discount rate used in the goodwill impairment assessment of the Luxury Mytheresa group of cash-generating units (“group of CGUs”), which comprises the online operations and the Munich retail stores. The discount rate applied to the THERESA trademark reflects the risk profile of the Munich retail store operations and was assessed separately.

Revenue growth was estimated based on internal projections considering LuxExperience Group’s historical performance and forecasted growth, including industry growth forecasts. The revenue growth rates over the five-year planning period are consistent with those used in the goodwill impairment assessment of the Luxury Mytheresa group of CGUs. The terminal growth rate applied in the impairment assessments does not exceed the average long-term growth rate for the relevant markets in which the trademarks are used. The discount rates and royalty rate are based on market participant assumptions. The assumed key assumptions applied in LuxExperience Group’s trademark impairment assessments are summarized in the table below. No impairments of the Mytheresa and THERESA trademarks were identified for the year ended June 30, 2026 (2025: none).

	Fiscal Year
(in € thousands)	2025	2026
Discount rate Mytheresa	9.4%	9.1%
Discount rate THERESA	10.4%	10.4%
Royalty rate	2.0%	2.0%
Terminal revenue growth rate	2.0%	2.0%

Goodwill

MGG acquired 100% of the outstanding shares of mytheresa.com GmbH on October 9, 2014 and Theresa Warenvertrieb GmbH on October 31, 2014. The goodwill resulting from this acquisition is attributable to LuxExperience Group’s online operations and retail store and is not deductible for tax purposes. No goodwill has been recognized from the YNAP Acquisition.

In fiscal year 2026, following the YNAP Acquisition and subsequent operating segment realignment disclosed in Note 7, management reassessed the level at which goodwill is monitored for internal management purposes. Prior to fiscal year 2026, goodwill was monitored and tested for impairment separately at the cash-generating unit (“CGU”) level, specifically the online CGU and retail store CGU levels.

Following the realignment, the online operations and the Munich retail store are managed as an integrated Luxury Mytheresa business. The budgeting, resource-allocation and performance-review information used by management to monitor the business associated with the goodwill is prepared and reviewed on a combined basis at the Luxury Mytheresa level. Consequently, the Luxury Mytheresa group of cash-generating units (the “group of CGUs”), comprising the online operations (the “online CGU”) and the retail store (the “retail store CGU”), represents the lowest level at which the business associated with the goodwill is monitored for internal management purposes. This level does not exceed the Group’s IFRS 8 operating segment.

For impairment-testing purposes, goodwill with a carrying amount of €138,892 thousand is allocated to and tested at the Luxury Mytheresa group-of-CGUs level. In the prior year, goodwill of €137,933 thousand and €959 thousand was allocated to the online CGU and the retail store CGU, respectively.

The recoverable amount of the Luxury Mytheresa group of CGUs is determined based on its value in use. The present value of the future cash flows expected to be derived from the group of CGUs is determined using the value in use (VIU) approach. The key assumptions used to determine value in use include the discount rate, the budgeted and expected revenue growth rate, including the terminal growth rate, and the EBITDA margin used to determine the terminal value.

Management estimates the discount rate using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the group of CGUs. The budgeted and expected growth rate is based on internal projections considering LuxExperience Group’s historical growth rates and the estimated sales volume in the next five years, taking into account external industry growth forecasts and an increase in LuxExperience Group’s overall market share. Further, management expects that the effects on the growth rate from overall economic trends, such as inflation, recessionary trends and geopolitical tensions, are temporary and will return to historical levels in the medium term.

The terminal value considers an expected growth rate in net sales of 2.0% (fiscal year 2025: 2.0)% and an EBITDA margin of 8.5% (fiscal year 2025: 7.8%) for the Luxury Mytheresa group of CGUs. The budgeted terminal value EBITDA margin takes into account an expected increase in gross profit margin related to the focus on Top Customers and sales of full-price items, as well as a decrease in the selling, general and administrative expense ratio over the next five years for the group of CGUs.

LuxExperience Group prepares cash flow forecasts derived from the most recent financial budget approved by management for the next five years. The assumed key assumptions for terminal growth rates and discount rates applied in LuxExperience Group’s goodwill impairment assessments for fiscal years 2026 and 2025 are summarized in the tables below. Comparative information for fiscal year 2025 reflects the impairment testing performed separately for the online CGU and the retail store CGU prior to the change in the level at which goodwill is monitored by management.

Fiscal Year
(in percentage)	2026
Luxury Mytheresa Group of CGUs
Budgeted and expected revenue growth rate (CAGR for the next five years)	11.4%
EBITDA margin in Terminal value	8.5%
Terminal growth rate	2.0%
Pre-Tax Discount rate	11.9%

Fiscal Year
(in percentage)	2025
Online CGU
Budgeted and expected revenue growth rate (CAGR for the next five years)	9.6%
EBITDA margin in Terminal value	7.8%
Terminal growth rate	2.0%
Pre-Tax Discount rate	12.2%
Retail store CGU
Budgeted and expected revenue growth rate (CAGR for the next five years)	0.9%
EBITDA margin in Terminal value	30.1%
Terminal growth rate	2.0%
Pre-Tax Discount rate	13.2%

The terminal growth rate applied in the impairment assessment does not exceed the average long-term growth rate for the relevant markets. The terminal growth rate was determined based on management’s estimate of the long-term growth rate of those markets, consistent with the assumptions that a market participant would make.

The discount rate is based on a risk-free rate of 3.5% (fiscal year 2025: 3.0%) and a market risk premium of 5.5% (fiscal year 2025: 6.5%). In addition, beta factors derived from an appropriate peer group, together with the estimated cost of debt and capital structure, are taken into account in determining the discount rate for the Luxury Mytheresa group of CGUs.

The estimated recoverable amount of the Luxury Mytheresa group of CGUs exceeded its carrying amount by approximately €483 million (fiscal year 2025: €212 million.) The following table shows the individual changes in key assumptions that would reduce the recoverable amount to the carrying amount. The fiscal year 2026 sensitivity analysis relates to the Luxury Mytheresa group of CGUs, while the fiscal year 2025 comparative analysis relates to the online CGU, which was tested separately prior to the realignment.

	Change required for carrying amount to be equal to
	recoverable amount
(in percentage)	2025	2026
Discount rate	2.7%	6.0%
EBITDA margin in Terminal value	(2.2)%	(4.3)%
Budgeted revenue growth rate (CAGR for the next five years)	(6.0)%	(21.6)%